RISK MANAGEMENT - Credit quality of financial assets (excluding loan portfolio) - Derivative instruments - Trading derivatives - Assets (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Financial assets	$ 305,457,293	$ 304,853,883
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	31,969,586	24,400,493
Trading securities [member]
Disclosure of financial assets [line items]
Financial assets	29,097,591	20,163,214
Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of financial assets [line items]
Financial assets	29,097,591	20,163,214
Derivatives [member]
Disclosure of financial assets [line items]
Financial assets	2,453,579	1,023,313
Derivatives [member] | Trading securities [member]
Disclosure of financial assets [line items]
Financial assets	2,217,021	969,294
Derivatives [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of financial assets [line items]
Notional amount	91,807,958	104,988,291
Financial assets	2,217,021	969,294
Derivatives [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Central counterparties [member]
Disclosure of financial assets [line items]
Notional amount	2,770,287	14,317,598
Financial assets	$ 25,614	$ 10,246